BUSINESS ACQUISITIONS (Details) - USD ($)			12 Months Ended
	Jan. 01, 2021	Feb. 11, 2020	Dec. 31, 2021	Dec. 31, 2020
Total Consideration
Cash			$ 442,956	$ 81,523
Equity Investment Converted			2,045,309	2,815,130
Prior Note Receivable Converted				1,910,678
Fair Value of Equity Issued			3,380,278	3,095,642
Total Consideration in the Camarillo Transaction			5,868,543	7,902,973
Net Assets Acquired (Liabilities Assumed)
Current Assets			562,221	2,149,910
Operating Lease Right-of-Use Asset			1,160,730
Property, Plant and Equipment, Net			692,645	461,055
Non-Current Assets				178,142
Deferred Tax Assets, Net			(209,466)
Current Liabilities Assumed			(922,745)	(814,834)
Long-Term Liabilities Assumed			(1,113,584)	(57,218)
Intangible Assets:
Intangible Assets			3,500,000	3,890,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)			3,669,801	5,807,055
Goodwill			4,918,823	4,815,999
Total Net Assets Acquired			5,868,543	7,902,973
Pro Forma Revenues				60,361
Pro Forma Net Loss				(393,743)
Cash acquired			158,928	0
Intellectual Property
Intangible Assets:
Intangible Assets			600,000	750,000
Dispensary License
Intangible Assets:
Intangible Assets			2,900,000	3,140,000
Licensed concentrate and extractions business
Total Consideration
Cash		$ 81,523
Equity Investment Converted		2,815,130
Prior Note Receivable Converted		1,910,678
Fair Value of Equity Issued		3,095,642
Total Consideration in the Camarillo Transaction		$ 7,902,973
Intangible Assets:
Goodwill			2,198,742	$ 2,095,918
Licensed concentrate and extractions business | Common Class A Stock
Total Consideration
Consideration, Number of Shares Issued		10,318,807
i CANN
Total Consideration
Percentage of equity interests acquired	100.00%
Share-based compensation			$ 225,000
i CANN | Holders of I CANN equity interests
Total Consideration
Consideration, Number of Shares Issued	731,369
Conversion of convertible note unpaid principal	$ 2,000,000
Conversion of convertible note accrued interest	45,309
i CANN | Founder-holders of i CANN equity interests
Total Consideration
Cash	400,000
i CANN | Holders of i CANN equity interests who were not accredited investors
Total Consideration
Cash	$ 42,956
i CANN | Exchangeable shares
Total Consideration
Shares issued as a finder's fee	48,682
i CANN | Common Class A Stock
Total Consideration
Consideration, Number of Shares Issued	7,511,725